Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.70%
Australia–2.18%
Aristocrat Leisure Ltd.	311,860	$11,585,511
Brambles Ltd.	779,774	12,104,199
Glencore PLC(a)	2,575,589	17,558,702
		41,248,412
Belgium–1.13%
Anheuser-Busch InBev S.A./N.V.	298,540	21,489,807
Brazil–1.36%
MercadoLibre, Inc.(a)	5,478	11,765,594
TOTVS S.A.	1,655,828	14,023,135
		25,788,729
Canada–5.43%
Bank of Montreal(b)	137,648	18,738,890
Bombardier, Inc., Class B(a)	133,030	22,725,450
RB Global, Inc.	336,028	38,142,318
Royal Bank of Canada	139,434	23,216,301
		102,822,959
China–7.81%
Airtac International Group	486,000	17,588,631
Alibaba Group Holding Ltd.	770,400	16,389,161
Contemporary Amperex Technology Co. Ltd., A Shares	284,900	14,375,219
Full Truck Alliance Co. Ltd., ADR	1,196,536	11,845,707
Kanzhun Ltd., ADR	1,007,008	18,649,788
Shenzhen Inovance Technology Co. Ltd., A Shares	1,627,530	17,501,517
Tencent Holdings Ltd.	347,200	26,686,417
Trip.com Group Ltd.	405,000	24,857,123
		147,893,563
Czech Republic–0.23%
CSG N.V.(a)	122,254	4,427,839
Denmark–0.86%
Novo Nordisk A/S, Class B	273,058	16,213,971
France–10.66%
Air Liquide S.A.	77,217	14,459,827
Airbus SE	136,825	31,326,047
BNP Paribas S.A.	235,518	25,467,131
Cie de Saint-Gobain S.A.	190,134	18,767,263
Danone S.A.	157,670	12,355,002
Legrand S.A.	270,134	43,129,005
LVMH Moet Hennessy Louis Vuitton SE	38,691	24,971,337
Schneider Electric SE	53,188	15,249,097
TotalEnergies SE	222,127	16,155,005
		201,879,714
Germany–4.84%
Allianz SE	52,506	23,119,526
Deutsche Boerse AG	50,953	12,902,583
Deutsche Telekom AG	361,145	12,119,395
Fresenius SE & Co. KGaA	449,311	25,133,444
Shares		Value
Germany–(continued)
Heidelberg Materials AG	67,545	$18,498,589
		91,773,537
Hong Kong–3.85%
AIA Group Ltd.	4,097,000	47,269,028
Techtronic Industries Co. Ltd.	1,880,000	25,664,815
		72,933,843
India–3.81%
HDFC Bank Ltd., ADR	1,015,619	32,885,743
Reliance Industries Ltd.	1,913,888	29,081,379
SBI Life Insurance Co. Ltd.(c)	468,294	10,186,576
		72,153,698
Indonesia–1.89%
PT Bank Central Asia Tbk, ADR(b)	3,268,577	35,758,232
Israel–1.26%
Teva Pharmaceutical Industries Ltd., ADR(a)	700,757	23,881,799
Italy–2.39%
FinecoBank Banca Fineco S.p.A.	1,705,255	45,206,707
Japan–10.69%
Hoya Corp.	161,300	27,059,013
Keyence Corp.(b)	104,200	38,226,850
Kobe Bussan Co. Ltd.	729,500	17,828,600
M3, Inc.(b)	1,488,400	18,365,416
Panasonic Holdings Corp.	1,075,000	14,738,996
Recruit Holdings Co. Ltd.	484,700	25,530,973
SMC Corp.	57,900	22,509,856
Sony Group Corp.	1,019,000	22,466,817
Tokyo Electron Ltd.	59,600	15,880,947
		202,607,468
Mexico–0.69%
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,106,633	13,032,380
Netherlands–2.96%
ASM International N.V.	42,378	35,590,451
ASML Holding N.V.	14,307	20,514,882
		56,105,333
Singapore–0.93%
United Overseas Bank Ltd.	582,666	17,561,050
South Korea–4.25%
KB Financial Group, Inc.	335,394	31,392,604
KT&G Corp.	145,122	15,520,522
Samsung Electronics Co. Ltd.	303,838	33,566,416
		80,479,542
Spain–0.92%
Bankinter S.A.	1,024,887	17,494,793
Sweden–3.27%
Investor AB, Class B	1,607,856	61,998,367
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
Switzerland–1.68%
Cie Financiere Richemont S.A.	163,738	$31,783,107
Taiwan–7.07%
E Ink Holdings, Inc.	5,276,000	29,330,134
MediaTek, Inc.	282,000	15,642,691
Taiwan Semiconductor Manufacturing Co. Ltd.	1,607,887	88,909,564
		133,882,389
Thailand–0.68%
Bangkok Dusit Medical Services PCL, Foreign Shares	20,338,500	12,970,573
United Kingdom–12.20%
AstraZeneca PLC	187,944	35,016,621
BAE Systems PLC	1,626,229	44,147,139
Barclays PLC	6,844,224	45,678,820
National Grid PLC(b)	1,483,066	25,196,624
RELX PLC	978,907	34,704,227
Shell PLC	558,494	21,468,228
Weir Group PLC (The)	565,645	24,983,814
		231,195,473
United States–5.66%
Broadcom, Inc.	56,513	18,722,757
CRH PLC	164,341	20,116,982
ICON PLC(a)	159,433	28,737,798
Oracle Corp.	80,692	13,280,289
Philip Morris International, Inc.	147,176	26,409,262
		107,267,088
Total Common Stocks & Other Equity Interests (Cost $1,270,198,846)		1,869,850,373
Shares		Value
Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	5,680,707	$5,680,707
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	10,515,820	10,515,820
Total Money Market Funds (Cost $16,196,527)		16,196,527
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.56% (Cost $1,286,395,373)		1,886,046,900
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.16%
Invesco Private Government Fund, 3.65%(d)(e)(f)	10,600,294	10,600,294
Invesco Private Prime Fund, 3.80%(d)(e)(f)	30,397,683	30,406,802
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,007,096)		41,007,096
TOTAL INVESTMENTS IN SECURITIES—101.72% (Cost $1,327,402,469)		1,927,053,996
OTHER ASSETS LESS LIABILITIES–(1.72)%		(32,625,511)
NET ASSETS–100.00%		$1,894,428,485
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,811,307	$48,662,608	$(57,793,208)	$-	$-	$5,680,707	$98,893
Invesco Treasury Portfolio, Institutional Class	27,472,650	90,373,415	(107,330,245)	-	-	10,515,820	181,259
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,191,312	61,345,810	(77,936,828)	-	-	10,600,294	108,423*
Invesco Private Prime Fund	70,763,993	62,531,005	(102,888,196)	166	(166)	30,406,802	297,751*
Total	$140,239,262	$262,912,838	$(345,948,477)	$166	$(166)	$57,203,623	$686,326

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$41,248,412	$—	$41,248,412
Belgium	—	21,489,807	—	21,489,807
Brazil	25,788,729	—	—	25,788,729
Canada	102,822,959	—	—	102,822,959
China	30,495,495	117,398,068	—	147,893,563
Czech Republic	4,427,839	—	—	4,427,839
Denmark	—	16,213,971	—	16,213,971
France	—	201,879,714	—	201,879,714
Germany	—	91,773,537	—	91,773,537
Hong Kong	—	72,933,843	—	72,933,843
India	32,885,743	39,267,955	—	72,153,698
Indonesia	35,758,232	—	—	35,758,232
Israel	23,881,799	—	—	23,881,799
Italy	—	45,206,707	—	45,206,707
Japan	—	202,607,468	—	202,607,468
Mexico	13,032,380	—	—	13,032,380
Netherlands	—	56,105,333	—	56,105,333
Singapore	—	17,561,050	—	17,561,050
South Korea	—	80,479,542	—	80,479,542
Spain	—	17,494,793	—	17,494,793
Sweden	—	61,998,367	—	61,998,367
Switzerland	—	31,783,107	—	31,783,107
Taiwan	—	133,882,389	—	133,882,389
Thailand	—	12,970,573	—	12,970,573
United Kingdom	—	231,195,473	—	231,195,473
United States	107,267,088	—	—	107,267,088
Money Market Funds	16,196,527	41,007,096	—	57,203,623
Total Investments	$392,556,791	$1,534,497,205	$—	$1,927,053,996
Invesco EQV International Equity Fund